Supplement to the

Fidelity® International Small Cap Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

Tokuya Sano no longer serves as co-manager of the fund. The following information replaces the information for Tokuya Sano found in the "Management Contract" section beginning on page 31.

Noriko Takahashi is a co-manager of International Small Cap; she manages a separate portion of the fund's assets and receives compensation for her services as described below. As of June 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of Ms. Takahashi's bonus that is linked to the investment performance of International Small Cap is based on the pre-tax investment performance of the portion of the fund's assets she manages measured against the MSCI Japan Small Cap Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Takahashi as of June 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Accounts Managed	none	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 371	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of International Small Cap managed by Ms. Takahashi ($1,224 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2008, the dollar range of shares of International Small Cap beneficially owned by Ms. Takahashi was none.

ISCB-08-02 August 1, 2008
1.782429.108

Ben Paton no longer serves as co-manager of the fund. The following information replaces the information for Ben Paton found in the "Management Contract" section beginning on page 31.

Colin Stone is a co-manager of International Small Cap; he manages a separate portion of the fund's assets and receives compensation for his services as described below. As of April 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of Mr. Stone's bonus that is linked to the investment performance of International Small Cap is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Europe Small Cap Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of April 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Accounts Managed	none	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 683	$ 4,034
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of International Small Cap managed by Mr. Stone ($683 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2008, the dollar range of shares of International Small Cap beneficially owned by Mr. Stone was none.

Supplement to the

Fidelity Advisor International Small Cap Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity International Small Cap Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

Tokuya Sano no longer serves as co-manager of the fund. The following information replaces the information for Tokuya Sano found in the "Management Contract" section beginning on page 31.

Noriko Takahashi is a co-manager of International Small Cap; she manages a separate portion of the fund's assets and receives compensation for her services as described below. As of June 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of Ms. Takahashi's bonus that is linked to the investment performance of International Small Cap is based on the pre-tax investment performance of the portion of the fund's assets she manages measured against the MSCI Japan Small Cap Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Takahashi as of June 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Accounts Managed	none	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 371	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of International Small Cap managed by Ms. Takahashi ($1,224 (in millions) assets managed with performance-based advisory fees).

AISC/AISCIB-08-02 August 1, 2008
1.789474.106

As of June 30, 2008, the dollar range of shares of International Small Cap beneficially owned by Ms. Takahashi was none.

Ben Paton no longer serves as co-manager of the fund. The following information replaces the information for Ben Paton found in the "Management Contract" section beginning on page 31.

Colin Stone is a co-manager of International Small Cap; he manages a separate portion of the fund's assets and receives compensation for his services as described below. As of April 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of Mr. Stone's bonus that is linked to the investment performance of International Small Cap is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Europe Small Cap Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of April 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Accounts Managed	none	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 683	$ 4,034
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of International Small Cap managed by Mr. Stone ($683 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2008, the dollar range of shares of International Small Cap beneficially owned by Mr. Stone was none.